UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC 20549
                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		Cutler Investment Counsel, LLC
Address:	3555 Lear Way
		Medford, OR  97504-9759

13F File number:

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting manager:

Name:	Carol S. Fischer
Title:	Chief Operating Officer
Phone:	541-770-9000
Signature, Place, and Date of Signing

     /s/ Carol S. Fischer     Medford, OR     January 21, 2009

Report Type (Check only one.):
[X]	13F Holdings Report.

[ ]	13F Notice.

[ ]	13F Combination Report.

List of other Managers Reporting for this Manager:  NONE

I am signing this report as required by the Securities Exchange Act of 1934.

                             FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   41

FORM 13F INFORMATION TABLE VALUE TOTAL:   $77,641,000



LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALCOA INC                      COM              013817101     1429   126897 SH       SOLE                   126897
AMER EXPRESS                   COM              025816109     1603    86400 SH       SOLE                    86400
ARCHER-DANIELS-MID             COM              039483102     2669    92585 SH       SOLE                    92585
AT&T INC                       COM              00206R102     2578    90440 SH       SOLE                    90440
BECTON DICKINSON               COM              075887109     1497    21890 SH       SOLE                    21890
CATERPILLAR INC                COM              149123101     2260    50595 SH       SOLE                    50595
CHEVRON CORP                   COM              166764100     3282    44370 SH       SOLE                    44370
CONOCOPHILLIPS                 COM              20825C104     2267    43764 SH       SOLE                    43764
CONSOLIDATED EDISON COM        COM              209115104     2966    76190 SH       SOLE                    76190
DU PONT E I DE NEMOURS COM     COM              263534109     1153    45585 SH       SOLE                    45585
EMERSON ELECTRIC               COM              291011104     2293    62645 SH       SOLE                    62645
EXXON MOBIL CORP               COM              30231G102     4375    54809 SH       SOLE                    54809
GENERAL ELECTRIC               COM              369604103     1870   115438 SH       SOLE                   115438
HALLIBURTON                    COM              406216101     1949   107200 SH       SOLE                   107200
HOME DEPOT, INC.               COM              437076102     1946    84525 SH       SOLE                    84525
INTEL CORP                     COM              458140100     1690   115309 SH       SOLE                   115309
INTERNATIONAL BUS MACH COM     COM              459200101     2754    32725 SH       SOLE                    32725
JOHNSON & JOHNSON              COM              478160104     2766    46233 SH       SOLE                    46233
JPMORGAN CHASE & CO            COM              46625H100     2234    70865 SH       SOLE                    70865
KIMBERLY CLARK                 COM              494368103     2305    43700 SH       SOLE                    43700
MCGRAW-HILL                    COM              580645109     1528    65895 SH       SOLE                    65895
NATIONAL FUEL GAS              COM              636180101     2202    70275 SH       SOLE                    70275
NORDSTROM                      COM              655664100     1082    81310 SH       SOLE                    81310
NORFOLK SOUTHERN CORP COM      COM              655844108      222     4725 SH       SOLE                     4725
NUCOR CORP COM                 COM              670346105     2552    55245 SH       SOLE                    55245
PEPSICO INC                    COM              713448108     2670    48755 SH       SOLE                    48755
PFIZER INC                     COM              717081103     2294   129537 SH       SOLE                   129537
PNC FINL SVCS GROUP COM        COM              693475105      341     6960 SH       SOLE                     6960
PUBLIC SVC ENTERPRISE COM      COM              744573106      262     8990 SH       SOLE                     8990
SANMINA SCI CORP COM           COM              800907107       12    24875 SH       SOLE                    24875
SYSCO CORP                     COM              871829107     2051    89390 SH       SOLE                    89390
TENET HEALTHCARE CORP COM      COM              88033G100       12    10820 SH       SOLE                    10820
TEXAS INSTRUMENTS              COM              882508104     2020   130145 SH       SOLE                   130145
UNISYS CORP                    COM              909214108       10    11885 SH       SOLE                    11885
UNITED TECHNOLOGIES            COM              913017109     2694    50255 SH       SOLE                    50255
US BANCORP                     COM              902973304     2350    93977 SH       SOLE                    93977
VERIZON COMMUNICATIONS INC     COM              92343V104     2857    84286 SH       SOLE                    84286
VULCAN MATLS CO COM            COM              929160109     3299    47420 SH       SOLE                    47420
WELLS FARGO                    COM              949746101     2765    93795 SH       SOLE                    93795
WYETH COM                      COM              983024100      502    13370 SH       SOLE                    13370
ALCATEL-LUCENT SPONSORED ADR   ADR              013904305       27    12640 SH       SOLE                    12640